Noncontrolling Interests in Consolidated Subsidiaries - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2012 Mizuho Trust & Banking Company Limited	Mar. 31, 2012 Mizuho Securities Company Limited	Mar. 31, 2012 Mizuho Investors Securities Company Limited	Mar. 31, 2012 The Norinchukin Bank
Noncontrolling Interest [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	59.22%
Voting equity interests in subsidiaries		30.15%	40.80%	46.02%
Voting interest transferred					5.34%